ACCOUNTING RULES AND METHODS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Policies [Abstract]
Summary of Details of the Company's Subsidiary

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated

Summary of Accounting Policy for Exchange Rates

Exchange rate (USD per EUR)	12/31/2020	12/31/2021	12/31/2022
Weighted average rate	1.1413	1.1835	1.0539
Closing rate	1.2271	1.1326	1.0666

Summary of Geographical Segment Information
Information per geographical segment

Income from external customers (amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
France	61	0	60
United States	185	128	134
Total	246	128	194

Non current assets (amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
France	8,414	6,325	3,140
United States	21,265	19,520	37
Total	29,679	25,845	3,177